Ultracargo - Fire Accident in Santos - Additional Information (Detail) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017 cbm	Dec. 31, 2016 BRL (R$)	Dec. 31, 2014	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jan. 01, 2017 BRL (R$)
Disclosure of trade payables and receivables [line items]
Percentage of overall capacity affected by fire			4.00%
Total cubic meters licensing required for the return to operation | cbm	67,500
Total cubic meters affected by the fire | cbm	150,000
Indeminites to customers and third parties				R$ 3,501	R$ 72,216	R$ 99,863
Ultracargo fire accident in Santos [member]
Disclosure of trade payables and receivables [line items]
Insurance receivable		R$ 366,678
Indeminites to customers and third parties		99,863
Rescue, containment expense and loss of profit		78,878
Other operating income, net		R$ 76,443